Summary Prospectus October 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS ENHANCED COMMODITY STRATEGY FUND






CLASS/Ticker    A   SKNRX    B   SKBRX    C   SKCRX    INST   SKIRX    S   SKSRX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated October 1, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is total return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 26) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       INST          S
                                     ----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None       None       None
------------------------------------     ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00         None       None
------------------------------------    -----    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                      2.00    2.00       2.00       2.00       2.00
------------------------------------    -----    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                          A          B          C        INST           S
                                  ---------  ---------  ---------  ----------  ----------
Management fee                        0.92       0.92       0.92       0.92        0.92
---------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                          0.24       1.00       1.00      None        None
---------------------------------     ----       ----       ----      -----       -----
Other expenses                        0.34       0.47       0.34       0.21        0.34
---------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL OPERATING EXPENSES       1.50       2.39       2.26       1.13        1.26
---------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement         0.00       0.04       0.00       0.00        0.00
---------------------------------     ----       ----       ----      -----       -----
NET ANNUAL OPERATING EXPENSES
(after fee waiver and/or expense
reimbursement)                        1.50       2.35       2.26       1.13        1.26
---------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 2.35% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class B. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 719     $ 638     $ 329     $ 115     $ 128
--       -----     -----     -----     -----     -----
3        1,022     1,042       706       359       400
--       -----     -----     -----     -----     -----
5        1,346     1,472     1,210       622       692
--       -----     -----     -----     -----     -----
10       2,263     2,299     2,595     1,375     1,523
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 719     $ 238     $ 229     $ 115     $ 128
--       -----     -----     -----     -----     -----
3        1,022       742       706       359       400
--       -----     -----     -----     -----     -----
5        1,346     1,272     1,210       622       692
--       -----     -----     -----     -----     -----
10       2,263     2,299     2,595     1,375     1,523
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 116%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The fund invests in commodity-linked derivative instruments (a contract whose value is based on a particular commodity), such as commodity-linked swap contracts, commodity-linked structured notes, options and futures contracts, to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. Physical commodities are assets that have tangible properties such as gas, heating oil, industrial and other precious metals, livestock or agricultural products.


The fund may gain exposure to the commodity markets by investing up to 25% of the fund's total assets in a wholly-owned subsidiary (the "Subsidiary"), which shares the same portfolio management team as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed income instruments some of which may serve as margin or collateral for the Subsidiary's derivatives positions.


The fund invests in fixed income securities, including inflation-indexed securities, of varying maturities issued by the US government, non-US governments, their agencies or instrumentalities, and US and non-US corporations and derivatives related to each of these types of securities. The fund may invest in mortgage-backed and asset-backed securities, adjustable rate loans that have a senior right to payment ("Senior Loans") and other floating rate debt securities, taxable municipal bonds and tax-exempt municipal bonds.


The fund may invest up to 10% of its total assets in below investment grade fixed income securities (also referred to as junk bonds).


The fund concentrates its investments in commodities-related industries. Currently, the fund considers commodities-related industries to include oil, natural gas, agricultural products and metals industries; however, these criteria are provided for illustrative purposes only and are not part of the fund's fundamental investment policy regarding the concentration of its investments in any particular or group of industries. Accordingly, the fund may change the criteria it uses from time to time without shareholder approval.


MANAGEMENT PROCESS. Portfolio management generally will allocate the fund's commodity-linked investments among a variety of different commodity sectors. Portfolio management employs two main strategies with respect to its commodity-linked investments: a relative value strategy and a tactical strategy. In implementing the relative value strategy, portfolio management will use a proprietary quantitative, rules-based methodology in determining the fund's commodity sector weightings relative to the fund's benchmark index, the Dow Jones UBS Commodity Index. Portfolio management normally will rebalance commodity sector positions when a sector undergoes a "trigger event," reducing the fund's exposure to commodity sectors that are believed to be "expensive" and increasing its exposure to sectors that are believed to be "cheap." The tactical strategy focuses on the direction of commodity markets as a whole. Portfolio management will use a proprietary, momentum-driven, quantitative formula that seeks to anticipate the direction of the commodity markets. Portfolio management may reduce the fund's exposure to all commodity sectors when commodities in general appear overvalued. Additionally, the fund seeks to invest in commodity contracts whose expiration is further out on the "commodity curve" than the subsequent month so as to avoid continually paying premiums to replace expiring contracts.


With respect to the Fund's fixed income investments, portfolio management uses a relative value style to seek to construct a diversified portfolio of fixed income securities. With respect to these investments, portfolio management normally targets a dollar-weighted average portfolio duration of three years or less, and primarily invests in fixed income securities that are rated, at the time of purchase, within the top four rating categories as rated by Moody's Investors Service, Inc., the Standard & Poor's Division of The McGraw-Hill Companies, Inc., Fitch, Inc., or another Nationally Recognized Statistical Rating Organization, or, if unrated, are determined by the Advisor to be of similar quality.


DERIVATIVES. In addition to commodity-linked derivative instruments, the fund may also use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



                                       2
                                            DWS Enhanced Commodity Strategy Fund


                                              SUMMARY PROSPECTUS October 1, 2011

COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation



                                       3
                                            DWS Enhanced Commodity Strategy Fund


                                              SUMMARY PROSPECTUS October 1, 2011
of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


TAX STATUS RISK. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. Receipt of such income could cause the fund to be subject to tax at the fund level. The IRS has issued a private ruling to the fund that such income earned through its wholly-owned Subsidiary constitutes qualifying income. Income from other commodity-linked derivatives in which the fund invests directly may not constitute qualifying income. If such income were determined not to constitute qualifying income and caused the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level or tax on all its income.


SUBSIDIARY RISK. Since the Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended, it is not subject to all of the investor protections of the 1940 Act. Moreover, neither an investment in the Subsidiary nor the fund is subject to all of the investor protections of the Commodity Exchange Act. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the fund invests in the Subsidiary, such as a change in tax law or the regulation of commodity investing, could adversely affect the fund. By investing in the Subsidiary the fund is exposed to the risks associated with the Subsidiary's investments, which generally includes the risks of investing in derivatives and commodities-related investments.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2006      2007       2008        2009     2010
  1.41      35.03       -45.91     27.09    18.80




Best Quarter: 20.94%, Q2 2008         Worst Quarter: -34.47%, Q3 2008
Year-to-Date as of 6/30/2011: 1.38%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 2/28/05.



                                   CLASS           1          5       SINCE
                               INCEPTION        YEAR       YEAR   INCEPTION
                             -----------  ----------  ---------  ----------
CLASS A before tax           2/14/2005        11.97      1.06       3.55
---------------------------  ---------        -----     -----      -----
  After tax on
  distributions()                              2.21      -4.92      -1.73
  After tax on distribu-
  tions and sale of fund
  shares                                       1.44      -1.59      0.82
---------------------------  ---------        -----     ------     ------
CLASS B before tax           2/14/2005        15.02      1.45       3.79
---------------------------  ---------        -----     ------     ------
CLASS C before tax           2/14/2005        17.73      1.47       3.80
---------------------------  ---------        -----     ------     ------
INST CLASS before tax        2/14/2005        19.51      2.56       4.89
---------------------------  ---------        -----     ------     ------
CLASS S before tax           2/14/2005        18.92      2.44       4.78
---------------------------  ---------        -----     ------     ------
DOW JONES UBS
COMMODITY INDEX
(reflects no deduction for
fees, expenses or taxes)                      16.67      -1.04      0.60
---------------------------  ---------        -----     ------     ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2010.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


STEVEN ZHOU, ASSOCIATE. Portfolio Manager of the fund. Joined the fund in 2011.




                                       4
                                            DWS Enhanced Commodity Strategy Fund


                                              SUMMARY PROSPECTUS October 1, 2011

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A, C and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                            DWS Enhanced Commodity Strategy Fund
                                    SUMMARY PROSPECTUS October 1, 2011 DECSF-SUM